ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 27, 2016	Elizabeth J. Reza T +1 617 951 7919 F +1 617.235.0508 elizabeth.reza@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust (File No. 811-22761)

Ladies and Gentlemen:

On behalf of Stone Ridge Trust (the “Registrant”), we are filing today by electronic submission via EDGAR a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganizations of Stone Ridge Reinsurance Risk Premium Fund with and into Stone Ridge High Yield Reinsurance Risk Premium Fund, another series of the Registrant.

The Registration Statement is proposed to become effective on October 26, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any questions you may have with respect to this filing to me at (617) 951-7919.

Very truly yours,

/s/ Elizabeth J. Reza
Elizabeth J. Reza

cc: Lauren Macioce